Debt Instruments - FV through profit or loss restricted assets (Details) - Debt instruments. - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial instrument in connection with OTC derivative transactions | Financial assets at fair value through profit or loss category
Financial assets
Financial assets pledged as collateral	$ 4,769
Financial instrument in connection with OTC derivative transactions | Financial assets held for trading category
Financial assets
Financial assets pledged as collateral		$ 2,964
Financial instruments in connection with securities loans transactions | Financial assets at fair value through profit or loss category
Financial assets
Financial assets pledged as collateral	27,592
Financial instruments in connection with securities loans transactions | Financial assets at fair value through profit or loss category | Central Bank, Lender
Financial assets
Financial assets pledged as collateral	27,301
Financial instruments in connection with securities loans transactions | Financial assets held for trading category
Financial assets
Financial assets pledged as collateral		21,555
Financial instruments in connection with securities loans transactions | Financial assets held for trading category | Central Bank, Lender
Financial assets
Financial assets pledged as collateral		21,448
Financial instruments in connection with repurchase agreement transactions | Financial assets at fair value through profit or loss category
Financial assets
Financial assets pledged as collateral	$ 74,548
Financial instruments in connection with repurchase agreement transactions | Financial assets held for trading category
Financial assets
Financial assets pledged as collateral		$ 89,147